Investment in joint venture - Summary of movement in preferred shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment In Joint Venture [Abstract]
Balance, beginning of year	$ 349,880	$ 369,880
Investment in JV by Gold Fields	0	20,000
Distributions to partners during the year	(75,000)	(40,000)
Balance, end of year	$ 274,880	$ 349,880